INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income tax expense/ (benefit)

	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax (i)	(474,874)	370,946	77,274
Deferred tax (i)	669,161	(131,718)	(157,885)
Total	194,287	239,228	(80,611)

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income before provision for income taxes	1,783,392	1,397,019	(773,359)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense / (benefit) at statutory tax rate	445,848	349,255	(193,340)
Non-deductible expenses	71,387	22,077	9,126
Research and development super deduction	(7,246)	(10,820)	(5,460)
Effect of income not taxable	(192,501)	(12,786)	—
Effect of tax holiday and preferential tax rate	(93,121)	(126,577)	(178,938)
Adjustment on current income tax of the prior periods	127	(384)	6
Effect of different tax rates of subsidiaries operating in other jurisdictions	23,190	14,518	13,641
Effect of accrual / reversal of withholding income tax	8,723	—	(20,000)
Debt relief income (ii)	—	1,286,791	—
Utilization of tax losses from the prior period (ii)	—	(1,452,828)	—
Change in valuation allowance	(62,120)	169,982	294,354
Income tax expenses/ (benefits)	194,287	239,228	(80,611)

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(93,121)	(126,577)	(178,938)
The aggregate effect on basic and diluted net income per share:
- Basic	(0.5055)	(0.6834)	(0.9924)
- Diluted	(0.4999)	(0.6786)	(0.9924)
(i)

As discussed in Note 2, starting from May 2018, the Group no longer provides quality assurance services to investors and related assurance program  liabilities were derecognized. The reversal of deferred tax assets associated with quality assurance program liabilities resulted in a decrease in deferred tax assets with a corresponding decrease in income tax expense. As a result, the current tax portion of income tax expenses for the year ended December 31, 2018 was a net income tax benefit.

(ii)

As discussed in Note 1, Zhuoyue unconditionally waived a net receivables amounting to RMB5,147 million from the Acquired Businesses, which resulted in an increase of income tax expenses amounting to RMB1,287 million. The carried over accumulated loss from prior periods were utilized during the year and resulted in a decrease of income tax expenses amounting to RMB1,453 million.

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Liabilities from quality assurance program and guarantee	659	294
Deferred revenue	44,804	12,725
Refund liabilities	95,067	1,627
Accrued expenses and other liabilities	30,618	22,263
Fair value changes	11,609	18,114
Allowance for uncollectible receivables	95,989	107,994
Amortization difference of long-term assets	28,079	19,841
Accumulated losses carry over	152,341	32,683
Valuation allowance (i)	(252,660)	(39,516)
Total	206,506	176,025

Deferred tax liabilities:
Contract assets, net	318,543	167,949
Contract cost	58,882	21,110
Intangible assets	2,562	8,962
Total	379,987	198,021

Net deferred tax liabilities	(173,481)	(21,996)

(i)

The valuation allowance is considered on an individual entity basis. As of December 31, 2019 and 2020, the Company had tax operating loss carry forwards of RMB609,363 and RMB130,732 , respectively, which can be carried forward to offset taxable income. The net operating losses will expire in the years from 2021 to 2024 if not utilized. The Group has recognized a valuation allowance against deferred tax assets of RMB252,660 and RMB39,516 for the years ended December 31, 2019 and 2020, respectively.